Business Combinations	9 Months Ended
Sep. 30, 2022
Business Combinations
Business Combinations

27.Business Combinations

For acquisitions that meet the definition of a business combination, the Group applies the acquisition method of accounting where assets acquired and liabilities assumed are recorded at fair value at the date of each acquisition, and the results of operations are included with those of the Group from the dates of the respective acquisitions. There were two acquisitions during the period, occurring in March 2022 and May 2022. Had these businesses been acquired on January 1, 2022, the amount of revenue and loss for the nine-month period ended September 30, 2022 for the Group would have totaled approximately $1,444 million and $210 million, respectively.

MTN telecom towers in South Africa

IHS Holding Limited, through its subsidiary IHS Towers South Africa Proprietary Limited, completed the acquisition of a portfolio of towers, comprising 5,691 towers, in South Africa from MTN South Africa on May 31, 2022. Under the agreement, IHS Towers South Africa Proprietary Limited is also providing provision of power Managed Services to MTN South Africa on approximately 13,000 sites across South Africa, including the acquisition portfolio.

IHS will own 70% of the South African towers business with the remaining 30% to be owned by a B-BBEE consortium. At the date of issue of these financial statements, IHS owns 100% of the business as the transfer of the non-controlling interest has not been finalized and hence no non-controlling interest has been recognized.

The accounting for the business combination is incomplete for valuation of all assets and liabilities. The amounts recognized in the financial statements for the business combination have been determined only provisionally with no value attributed to separately identifiable acquired intangible assets.

The provisional goodwill of $62.5 million is expected to decrease on the finalization of the fair value of assets and liabilities including separately identifiable intangible assets, but includes goodwill attributable to a new market penetration for the Group. None of the goodwill recognized is currently expected to be deductible for income tax purposes.

The following table summarizes the consideration paid and the assets acquired at the acquisition date, and the amounts of revenue and loss of the acquiree since the acquisition date included in the condensed consolidated statement of (loss)/income and other comprehensive loss.

2022
$’000

Gross consideration	421,239
Net cash consideration	421,239

Identifiable assets acquired and liabilities assumed:
Towers and tower equipment	287,247
Customer related intangible asset	128,827
Network related intangible asset	66,814
Right of use asset	97,027
Lease liabilities	(97,027)
Deferred tax	(54,778)
Provisions for other liabilities and charges	(69,327)
Total identifiable net assets acquired	358,783

Goodwill	62,456

Revenue — post‑acquisition	40,927
Loss — post‑acquisition	(13,788)

São Paulo Cinco Locação de Torres Ltda.

IHS Holding Limited acquired 100% of the share capital of São Paulo Cinco Locação de Torres Ltda. (“GTS SP5”) on March 17, 2022. The acquisition is consistent with the Group’s strategy to expand in the Latin American region.

The accounting for the business combination remains incomplete for valuation of all assets and liabilities. The amounts recognized in the financial statements for the business combination thus have been determined only provisionally.

The provisional goodwill of $85.7 million arising from the acquisition is attributable to the enhanced market presence in Brazil, the complementary service offering and closer alignment to certain customers as it relates to their future deployments. The final goodwill figure is pending the finalization of the fair value of assets and liabilities, including separately identifiable intangible assets. The goodwill recognized is currently expected to be deductible for income tax purposes.

The following table summarizes the consideration paid and the fair value of assets and liabilities acquired at the acquisition date, and the amounts of revenue and profit of the acquiree from the acquisition date included in the condensed consolidated statement of (loss)/income and other comprehensive loss.

2022
$’000

Gross consideration	317,188
Less: cash in business at the date of acquisition	(1,896)
Net cash consideration	315,292

Identifiable assets acquired and liabilities assumed:
Towers and tower equipment	13,395
Land	885
Customer related intangible asset	179,903
Network related intangible asset	2,605
Goodwill	438
Right of use asset	82,784
Trade and other receivables	23,575
Trade and other payables	(4,222)
Deferred tax	(69,810)
Total identifiable net assets acquired	229,553

Goodwill	85,739

Revenue — post‑acquisition	23,287
Profit — post‑acquisition*	6,082

* Includes profit up until an internal merger of the entity.

Skysites Holdings S.A.

IHS Holding Limited acquired 100% of the share capital of Skysites Holdings S.A. (“Skysites”), a telecommunications services provider, with related passive infrastructure and ground leases on January 6, 2021. The acquisition is consistent with the Group’s strategy to expand in selected geographic areas.

The goodwill of $26.9 million arising from the acquisition is attributable to the enhanced market presence in Brazil, the complementary service offering and closer alignment to certain customers as it relates to their future deployments. The goodwill recognized is currently expected to be deductible for income tax purposes.

The following table summarizes the consideration paid and the fair value of assets and liabilities acquired at the acquisition date, and the amounts of revenue and loss of the acquiree since the acquisition date to September 30, 2021 included in the condensed consolidated statement of (loss)/income and other comprehensive loss.

2021
$’000

Gross consideration	40,611
Less: contingent consideration*	(4,169)
Less: cash in business at the date of acquisition	(2,775)
Net cash consideration	33,667

Identifiable assets acquired and liabilities assumed:
Towers and tower equipment	11,276
Land	15
Furniture and office equipment	11
Capital work in progress	535
Customer related intangible asset	4,703
Right of use asset	9,675
Trade and other receivables	713
Trade and other payables	(1,132)
Provisions for other liabilities and charges	(2,548)
Lease liabilities	(10,071)
Deferred tax	(2,205)
Total identifiable net assets acquired	10,972

Goodwill	26,864

Revenue — post‑acquisition	3,033
Loss — post‑acquisition	(267)

*Contingent consideration consists of $4.2 million of consideration due at a future date which is recognized at fair value on the date of acquisition. The contingent consideration relates to a pay-out if a certain number of sites were rolled out post-acquisition and the quality of the acquired sites. As at December 31, 2021 certain contingencies were not met and $1.3 million of the contingent consideration was released to the consolidated statement of loss and other comprehensive income in 2021. $2.9 million remains as contingent consideration.

Centennial Towers Colombia, S.A.S. and Centennial Towers Brasil Coöperatief U.A.

IHS Holding Limited acquired 100% of the share capital of Centennial Towers Colombia, S.A.S. and Centennial Towers Brasil Coöperatief U.A. (together “Centennial”), a telecommunications services provider, with related passive infrastructure and ground leases in two parts, on March 19, 2021 and on April 8, 2021, respectively. The acquisition is consistent with the Group’s strategy to expand in selected geographic areas.

The goodwill of $11.7 million and $36.5 million arising from Centennial Towers Colombia, S.A.S. and Centennial Towers Brasil Coöperatief U.A. acquisitions respectively, is attributable to the enhanced market presence in Brazil and Colombia and closer alignment to certain customers in those markets as it relates to their future deployments. None of the goodwill recognized is currently expected to be deductible for income tax purposes.

The following table summarizes the consideration paid and the fair value of assets and liabilities acquired at the acquisition dates, and the amounts of revenue and profit/(loss) of the acquiree since the acquisition date to September 30, 2021 included in the condensed consolidated statement of (loss)/income and other comprehensive loss.

	Brazil	Colombia	Total
	2021	2021	2021
	$’000	$’000	$’000

Gross consideration	93,900	47,051	140,951
Less: cash in business at the date of acquisition	(260)	(659)	(919)
Net cash consideration	93,640	46,392	140,032

Identifiable assets acquired and liabilities assumed:
Towers and tower equipment	43,890	14,074	57,964
Land	407	546	953
Furniture and office equipment	65	17	82
Capital work in progress	628	500	1,128
Right of use asset	22,273	9,761	32,034
Customer related intangible asset	35,422	32,599	68,021
Network related intangible asset	594	321	915
Software	495	1	496
Trade and other receivables	2,363	3,023	5,386
Trade and other payables	(1,471)	(3,646)	(5,117)
Provisions for other liabilities and charges	(5,272)	(527)	(5,799)
Lease liabilities	(24,028)	(10,458)	(34,486)
Tax payable	(2,809)	(625)	(3,434)
Deferred tax	(15,374)	(10,907)	(26,281)
Total identifiable net assets acquired	57,183	34,679	91,862

Goodwill	36,457	11,713	48,170

Revenue — post‑acquisition	4,408	1,948	6,356
Profit/(loss) — post‑acquisition	2,469	(1,762)	707

Fiberco Soluções de Infraestrutura S.A.

IHS Netherlands BR B.V. (“IHS BR BV”), a subsidiary of IHS Holding Limited, completed a deal with TIM S.A to acquire a controlling interest in Fiberco Soluções de Infraestrutura S.A. (“I-Systems”) on November 16, 2021. This includes TIM secondary fiber network and assets as well as the provision of fiber optic infrastructure services as an Open Fiber Network Service Provider. Fiberco Soluções de Infraestrutura S.A. will operate under the name of I-Systems. The acquisition is consistent with the Group’s strategy to expand in selected geographic areas.

IHS owns a 51% stake in I-Systems and TIM the remaining 49%. The initial asset base of I-Systems includes TIM’s secondary network infrastructure, covering 3.5 million Fiber-to-the-Home and 3.4 million Fiber-to-the-Cabinet households, resulting in a total of 6.4 million households covered (allowing for 570 thousand homes of overlapping coverage). I-Systems is responsible for the deployment of new secondary fiber infrastructure for TIM, and the operation and maintenance of all such fiber infrastructure. TIM continues as the anchor tenant across the network under a long-term master services agreement. Certain services will be provided to I-Systems by TIM under a Transition Services Arrangement.

The goodwill of $81.8 million arising from the I-Systems acquisition is largely attributable to customer relationships and the entry into a new service offering for IHS. None of the goodwill recognized is currently expected to be deductible for income tax purposes.

The following table summarizes the consideration paid and the fair value of assets and liabilities acquired at the acquisition date, and the amounts of revenue and profit/(loss) of the acquiree since the acquisition date included in the condensed consolidated statement of (loss)/income and other comprehensive loss.

	As reported		As re-presented
	December 31, 2021	Adjustments	December 31, 2021
	$’000	$’000	$’000

Gross consideration	263,366	(2,701)	260,665
Contingent consideration*	5,739	—	5,739
Less: deferred consideration	(66,840)	2,701	(64,139)
Net cash consideration	202,265	—	202,265

Capital injection**	42,996	—	42,996

Identifiable assets acquired and liabilities assumed:
Network assets	226,538	7,271	233,809
Cash	44,872	—	44,872
Capital work in progress	3,832	—	3,832
Software	539	—	539
Customer related intangible asset	96,997	16,162	113,159
Network related intangible asset	35,832	(419)	35,413
Trade and other receivables	75,338	—	75,338
Trade and other payables	(5,764)	(7,271)	(13,035)
Loans payable	(6,457)	—	(6,457)
Deferred tax	(47,062)	(5,353)	(52,415)
Total identifiable net assets acquired	424,665	10,390	435,055

Non-controlling interest	208,086	5,091	213,177

Goodwill	89,783	(8,000)	81,783

Revenue — post‑acquisition			n.a.
Profit/(loss) — post‑acquisition			n.a.

*Contingent consideration consists of $5.7 million of consideration receivable at a future date which is recognized at fair value on the date of acquisition. The contingent consideration relates to a pay-out if certain conditions are met post-acquisition around homes connected, homes passed, and churn.

** The capital injection relates to a payment made to I-Systems for the issuance of new share capital as part of the acquisition agreement to achieve the agreed shareholding structure post acquisition.

The acquisition accounting was completed in September 2022. As IFRS 3 requires fair value adjustments to be recorded with effect from the date of acquisition, this requires re-presentation of previously reported financial results. The impact on the Statement of Financial Position, and corresponding notes to the financial statements, as at December 31, 2021 is shown below.

	As reported		As re-presented
	December 31, 2021	Adjustments	December 31, 2021
	$’000	$’000	$’000
Goodwill	787,665	(7,769)	779,896
Other intangible assets	830,439	15,290	845,729
Trade and other receivables - current	469,130	2,623	471,753
Deferred tax liabilities	(163,920)	(5,199)	(169,119)
Non-controlling interest	(218,243)	(4,945)	(223,188)

IHS Kuwait Limited

In the 2020 financial year IHS GCC KW Holding Limited (‘IHS GCC KW’), a subsidiary of IHS Holding Limited completed the first two stages of the acquisition of 1,620 towers from Mobile Telecommunications Company K.S.C.P. (‘Zain Kuwait’) comprising 1,162 towers. During April 2021, October 2021 and September 2022 IHS GCC KW completed the third, fourth and fifth stages of the acquisition of 1,620 towers from Zain Kuwait comprising 67, 126 and 43 towers respectively.

The remaining 222 towers are managed and operated under a Managed Services agreement until such time as these towers can legally be transferred. IHS GCC KW transferred the purchase right to IHS Kuwait Limited for the Construction, Erection and Maintenance of Wired and Wireless Communication and Radar Towers and Stations / With Limited Liability (‘IHS Kuwait’) who operates the towers as a standalone business. As part of the agreement, IHS Kuwait also assumed existing supplier contracts and land leases, allowing it to apply the Group business processes and deliver services immediately after the assignment of the towers.

As part of the agreement, Zain Kuwait subscribed for shares in IHS GCC KW representing 30 per cent of the share capital of IHS GCC KW by issuing a loan note to IHS GCC KW. The acquisition is consistent with the Group’s strategy to expand in selected geographic areas.

The initial transaction completed during 2020 met the definition of a business as defined, and was accounted for as a business combination. The towers acquired in the third and fourth stages during 2021 and the fifth stage during 2022 are accounted for as asset acquisitions.

The following table summarizes the consideration paid and the fair value of assets and liabilities acquired at the acquisition date of the 193 towers acquired in 2021 and 43 towers acquired in 2022, and the amounts of revenue and profit/(loss) of the acquiree since the acquisition date included in the condensed consolidated statement of (loss)/income and other comprehensive loss.

	2022	2021
	$’000	$’000

Gross consideration	2,729	12,248
Less: consideration received in exchange for a retained 30% interest (by Zain) in IHS GCC KW	(819)	(1,837)
Net cash consideration for 70% controlling interest**	1,910	10,411

Identifiable assets acquired and liabilities assumed:
Towers and tower equipment	1,032	7,902
Customer-related assets	1,947	5,449
Network-related assets	671	1,877
Trade and other receivables	—	872
Trade and other payables	(921)	(3,852)
Total identifiable net assets acquired (at 100%)	2,729	12,248
Goodwill	—	—

Determination of non-controlling interest
Total identifiable net assets acquired (at 100%)	2,729	12,248
Shareholder funding provided by the Group and external debt*	—	(6,124)
	2,729	6,124

Non-controlling interest portion of above at 30%	819	1,837

Revenue — post‑acquisition	n.a.	n.a.
Profit/(loss) — post‑acquisition	n.a.	n.a.

* This was shareholder funding provided by the Group and recorded as short term liabilities in IHS GCC KW. These funds were loaned to IHS Kuwait to fund the acquisition of the towers from Zain. This short term liability was subsequently replaced by external debt.

** The consideration for the fifth stage that was completed during the period ended September 30, 2022 was paid after the reporting period.